Congress Large Cap Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Aerospace & Defense - 2.8%
Howmet Aerospace, Inc.	88,400	$15,891,668

Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc. (a)	12,650	5,779,406

Broadline Retail - 6.3%
Amazon.com, Inc. (a)	155,600	36,427,516

Capital Markets - 3.3%
Goldman Sachs Group, Inc.	15,450	11,179,465
Moody's Corp.	15,575	8,032,495
		19,211,960

Chemicals - 1.5%
Ecolab, Inc.	32,900	8,611,904

Commercial Services & Supplies - 1.9%
Cintas Corp.	48,100	10,704,655

Communications Equipment - 4.0%
Arista Networks, Inc. (a)	102,000	12,568,440
Motorola Solutions, Inc.	23,800	10,447,724
		23,016,164

Construction Materials - 1.9%
Martin Marietta Materials, Inc.	19,000	10,922,720

Consumer Staples Distribution & Retail - 3.0%
Costco Wholesale Corp.	18,400	17,289,376

Electrical Equipment - 2.7%
Eaton Corp. PLC	40,000	15,388,800

Entertainment - 3.2%
Netflix, Inc. (a)	8,100	9,391,140
TKO Group Holdings, Inc.	52,031	8,741,728
		18,132,868

Financial Services - 4.4%
Visa, Inc. - Class A	74,100	25,599,327

Ground Transportation - 1.8%
Uber Technologies, Inc. (a)	118,000	10,354,500

Health Care Equipment & Supplies - 4.4%
Boston Scientific Corp. (a)	102,700	10,775,284
Intuitive Surgical, Inc. (a)	29,700	14,288,373
		25,063,657

Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	86,000	3,687,680

Insurance - 1.7%
Arthur J Gallagher & Co.	33,775	9,701,869

Interactive Media & Services - 7.9%
Alphabet, Inc. - Class A	124,000	23,795,600
Alphabet, Inc. - Class C	29,500	5,689,370
Meta Platforms, Inc. - Class A	20,700	16,010,208
		45,495,178

IT Services - 0.6%
Shopify, Inc. - Class A (a)	26,500	3,238,565

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	16,300	7,623,184

Machinery - 1.5%
Parker-Hannifin Corp.	11,600	8,490,040

Media - 0.7%
Trade Desk, Inc. - Class A (a)	47,975	4,171,906

Oil, Gas & Consumable Fuels - 1.7%
Williams Cos., Inc.	166,500	9,981,675

Pharmaceuticals - 0.7%
Eli Lilly & Co.	5,100	3,774,357

Semiconductors & Semiconductor Equipment - 10.2%
Broadcom, Inc.	55,000	16,153,500
NVIDIA Corp.	240,500	42,777,735
		58,931,235

Software - 14.8%
Dynatrace, Inc. (a)	95,600	5,029,516
Microsoft Corp.	86,775	46,294,463
Palo Alto Networks, Inc. (a)	31,600	5,485,760
ServiceNow, Inc. (a)	12,150	11,458,908
Synopsys, Inc. (a)	27,000	17,103,690
		85,372,337

Specialty Retail - 7.6%
Home Depot, Inc.	45,475	16,712,517
O'Reilly Automotive, Inc. (a)	175,500	17,255,160
TJX Cos., Inc.	77,600	9,663,528
		43,631,205

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	168,500	34,975,545
Dell Technologies, Inc. - Class C	33,000	4,378,770
		39,354,315
TOTAL COMMON STOCKS (Cost $235,677,584)		565,848,067

REAL ESTATE INVESTMENT TRUSTS - 1.0%	Shares	Value
Health Care REITs - 1.0%
Welltower, Inc.	34,000	5,612,380
TOTAL REAL ESTATE INVESTMENT TRUSTS - (Cost $5,198,270)		5,612,380

SHORT-TERM INVESTMENTS - 0.8%		Value
Money Market Funds - 0.8%	Shares
First American Treasury Obligations Fund - Class X, 4.22% (b)	4,705,582	4,705,582
TOTAL SHORT-TERM INVESTMENTS (Cost $4,705,582)		4,705,582

TOTAL INVESTMENTS - 100.1% (Cost $245,581,436)		576,166,029
Liabilities in Excess of Other Assets - (0.1)%		(345,204)
TOTAL NET ASSETS - 100.0%		$575,820,825
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Congress Large Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$565,848,067	$–	$–	$565,848,067
Real Estate Investment Trusts	5,612,380	–	–	5,612,380
Short-Term Investments	4,705,582	–	–	4,705,582
Total Investments	$576,166,029	$–	$–	$576,166,029

Refer to the Schedule of Investments for further disaggregation of investment categories.